DEBT DEBT 3 (Details) shares in Thousands	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Nov. 30, 2015	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) vessel shares	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014
Debt Instrument [Line Items]
Sellers Credit, Percentage of Sale Price						30.00%
Debt, Weighted Average Interest Rate	2.30%			2.37%	2.30%
Long-term Debt		$ 391,717,000
Long-term Debt, Current Maturities	$ 20,380,000			$ 0	$ 20,380,000
Debt Issuance Costs, Net	5,797,000			5,350,000	5,797,000
Long-term Debt, Excluding Current Maturities	$ 908,116,000			$ 1,058,418,000	$ 908,116,000
Number of vessels serving as security	40			45	40
Vessels and equipment, net	$ 1,488,205,000	632,997,000		$ 1,758,939,000	$ 1,488,205,000	$ 262,747,000	$ 852,665,000
Long-term Debt, Maturities, Repayments of Principal in Total				1,086,468,000
Restricted Cash	48,521,000			53,797,000	48,521,000
Long-term Debt				1,063,768,000
Loans Payable [Member]
Debt Instrument [Line Items]
Long-term Debt	34,100,000				34,100,000
Long-term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	928,496,000			1,058,418,000	928,496,000		359,966,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				0
Long-term Debt, Maturities, Repayments of Principal in Year Two				84,290,000
Long-term Debt, Maturities, Repayments of Principal in Year Three				485,092,000
Long-term Debt, Maturities, Repayments of Principal in Year Four				(374,168,000)
Long-term Debt, Maturities, Repayments of Principal in Year Five				142,918,000
Long-term Debt, Maturities, Repayments of Principal after Year Five				0
Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Long-term Debt	28,841,000			$ 28,275,000	$ 28,841,000
Number of vessels financed | vessel					2
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	22,600,000				$ 22,600,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Purchase price adjustment		38,800,000
Debt Instrument, Repurchased Face Amount		1.00
Debt Instrument, Interest Rate, Stated Percentage				3.07%				3.07%
Long-term Debt	167,815,000			$ 177,300,000	$ 167,815,000		0
Debt Conversion, Converted Instrument, Shares Issued | shares				2,269	2,007
Long-term Debt, Maturities, Repayments of Principal in Year Four				$ (22,700,000)
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Repayment Of Debt To Comply With Minimum Value Covenant					$ 2,000,000
Long-term Debt	47,597,000			44,367,000	$ 47,597,000
Number of vessels financed					6
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Long-term Debt	262,541,000			258,538,000	$ 262,541,000
Number of vessels financed					19
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Purchase price adjustment		$ 300,000
Long-term Debt	$ 4,739,000			$ 0	$ 4,739,000		$ 0
Kamsarmax Vessel [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security	8			8	8
Panamax Vessels [Member] | Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security	2			2	2
Panamax Vessels [Member] | Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security	4			4	4
Panamax Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security	4			4	4
Supramax Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security	5			5	5
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	(2.20%)		(2.00%)		(2.00%)
Term Loan Facility of $201 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	(2.75%)
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					(2.50%)
Term Loan Facility of $23.8 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	(2.65%)
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					(2.75%)
Collateral Pledged [Member]
Debt Instrument [Line Items]
Vessels and equipment, net				$ 1,733,165,000